Fair Value Measurements	12 Months Ended
Dec. 31, 2025
401(k) Savings Plan
Fair Value Measurements
Fair Value Measurements

3.  Fair Value Measurements

Fair value measurement disclosure requirements specify a hierarchy of valuation techniques based upon whether the inputs to those valuation techniques reflect assumptions other market participants would use based upon market data obtained from independent sources (“observable inputs”) or reflect the Plan’s assumptions of market participant valuation (“unobservable inputs”).  In accordance with these requirements, the hierarchy is categorized into three levels based on the reliability of the inputs as follows:

Level 1 -	Quoted prices in active markets that are unadjusted and accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 -

Quoted prices for identical assets and liabilities in markets that are not active, quoted prices for similar assets and liabilities in active markets or financial instruments for which significant inputs are observable, either directly or indirectly;

Level 3 -	Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

In determining fair value, the Plan uses valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible, as well as considers counterparty credit risk in its assessment of fair value.  Classification of the financial asset or liability within the hierarchy is determined based on the lowest level input that is significant to the fair value measurement.  The Plan measures fair value as an exit price, the price to sell an asset or transfer a liability in an orderly transaction between market participants at the measurement date.

The Caleres, Inc. Stock Fund, which consists of Caleres, Inc. common stock and funds held in the Allspring Government Money Market Fund that are sufficient to meet the Fund’s daily cash needs, is tracked on a unitized basis.  The value of a unit reflects the combined market value of the common stock and the Allspring Government Money Market Fund held by the Caleres, Inc. Stock Fund. At December 31, 2025 and 2024, the Caleres, Inc. Stock Fund had 231,123 and 257,940 units, respectively, with a value of $44.98 and $80.93 per unit, respectively.

The following is a description of the valuation methodologies used for assets measured at fair value.  There are currently no redemption restrictions on these investments.

Money Market Funds

Money market funds include the Vanguard Federal Money Market Fund and the Allspring Government Money Market Fund.  The money market funds are classified within Level 1 of the fair value hierarchy because the fair values are based on unadjusted quoted market prices in an active market with sufficient volume and frequency.

Mutual Funds

Mutual funds include equity funds and fixed income funds. The Plan’s mutual funds are classified within Level 1 of the fair value hierarchy because the fair values are based on unadjusted quoted market prices in active markets with sufficient volume and frequency.

Collective Investment Trusts

Collective investment trusts represent investments held in pooled funds. The Plan’s interests in the collective investment trusts are valued based on the net asset value (“NAV”) provided by the fund sponsor. The NAV, as provided by the Trustee, is used as a practical expedient to estimate fair value. The NAV is based on the fair value of the underlying investments held by the fund less its liabilities. This practical expedient is not used when it is determined to be probable that the fund will sell the investment for an amount different than the reported NAV. Participant transactions (purchases and sales) may occur daily. There are no significant redemption restrictions or unfunded commitments on these investments. These investments are direct filing entities.

Caleres, Inc. Common Stock

Caleres, Inc. common stock is classified within Level 1 of the fair value hierarchy because the fair value is based on unadjusted quoted market prices in active markets with sufficient volume and frequency.

The fair values of the Plan's investments by asset class are as follows:

		Fair Value Measurements
December 31, 2025	Total	Level 1	Level 2	Level 3
Investments:
Money market funds	$18,335,191	$18,335,191	$—	$—
Mutual funds	136,551,822	136,551,822	—	—
Caleres, Inc. common stock	9,854,998	9,854,998	—	—
Total	$164,742,011	$164,742,011	$—	$—
Collective Investment Trusts measured at NAV(1)	121,363,860	—	—	—
Total Investments	$286,105,871	$164,742,011	$—	$—

(1)	Collective Investment Trusts that are measured at fair value using the NAV per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in investments in the Statements of Net Assets Available for Benefits.

		Fair Value Measurements
December 31, 2024	Total	Level 1	Level 2	Level 3
Investments:
Money market funds	$17,068,052	$17,068,052	$—	$—
Mutual funds	235,424,886	235,424,886	—	—
Caleres, Inc. common stock	19,898,467	19,898,467	—	—
Total investments	$272,391,405	$272,391,405	$—	$—